UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:

Timothy Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2016

Date of reporting period: December 31, 2015

Item 1.	Reports to Stockholders.

December 31, 2015

SEMI-ANNUAL REPORT

SEI Liquid Asset Trust

➤ Prime Obligation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 32.5%
ANZ New Zealand International
0.637%, 01/24/16 (A) (B) (C)	$10,000	$10,000
ASB Finance
0.612%, 01/20/16 (A) (B) (C)	4,168	4,168
0.662%, 01/29/16 (A) (B) (C)	4,129	4,129
Bank of Montreal IL
0.569%, 01/07/16 (A) (B)	3,000	3,000
0.467%, 01/09/16 (A) (B)	9,850	9,850
0.507%, 01/14/16 (A) (B)	10,000	10,000
0.630%, 03/21/16 (A)	6,107	6,107
0.630%, 03/22/16 (A)	5,680	5,680
0.630%, 03/23/16 (A)	13,000	13,000
0.450%, 03/28/16 (A)	9,900	9,900
0.647%, 06/14/16 (A) (B)	2,000	2,000
Bank of Nova Scotia
0.560%, 01/01/16 (A) (B)	6,000	6,000
0.439%, 01/05/16 (A) (B)	4,000	4,000
0.602%, 01/27/16 (A) (B)	5,000	5,000
0.470%, 03/18/16 (A)	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ NY
0.430%, 02/25/16 (A)	4,000	4,000
BNZ International Funding
0.429%, 01/05/16 (A) (B) (C)	4,794	4,794
0.497%, 01/14/16 (A) (B) (C)	4,541	4,541
Canadian Imperial Bank of Commerce
0.630%, 01/01/16 (A) (B)	6,502	6,502
0.541%, 01/27/16 (A) (B)	12,000	12,000
0.662%, 01/29/16 (A) (B)	7,000	7,000
0.664%, 01/31/16 (A) (B)	5,000	5,000
0.440%, 04/21/16 (A)	10,000	10,000
Citibank
0.380%, 01/05/16 (A)	9,946	9,946
Commonwealth Bank of Australia
0.501%, 01/15/16 (A) (B) (C)	4,704	4,704
DNB Bank
0.413%, 01/02/16 (A) (B)	7,500	7,500
0.463%, 01/10/16 (A) (B)	10,000	10,000
0.450%, 04/27/16 (A)	10,000	10,000
Fairway Finance
0.446%, 01/08/16 (A) (B) (C)	2,517	2,517
0.480%, 01/11/16 (A) (B) (C)	2,718	2,718
0.487%, 01/14/16 (A) (B) (C)	4,912	4,911

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Securities
0.401%, 01/04/16 (A) (B)	$10,000	$10,000
0.503%, 01/10/16 (A) (B)	9,900	9,900
0.577%, 01/14/16 (A) (B)	10,000	10,000
0.622%, 01/29/16 (A) (B)	4,000	4,000
Mizuho Bank
0.630%, 03/11/16 (A)	2,000	2,000
National Bank of Canada
0.420%, 02/17/16 (A)	9,750	9,750
Nordea Bank Finland
0.440%, 04/06/16 (A)	8,000	8,000
0.440%, 04/19/16 (A)	15,000	15,000
Old Line Funding
0.444%, 01/01/16 (A) (B)	6,121	6,121
0.545%, 01/16/16 (A) (B)	921	921
0.550%, 01/19/16 (A) (B)	3,785	3,785
0.691%, 06/13/16 (A) (B)	4,026	4,026
Royal Bank of Canada
0.487%, 01/14/16 (A) (B)	10,025	10,025
State Street Bank & Trust
0.404%, 01/02/16 (A) (B)	12,750	12,750
0.409%, 01/06/16 (A) (B)	3,000	3,000
0.590%, 01/21/16 (A) (B)	10,750	10,750
Sumitomo Mitsui Banking
0.642%, 01/25/16 (A) (B)	1,250	1,250
0.650%, 03/16/16 (A)	5,000	5,000
0.700%, 03/22/16 (A)	7,000	7,000
Svenska Handelsbanken
0.465%, 03/18/16 (A)	10,000	10,000
0.450%, 04/04/16 (A)	2,679	2,679
0.465%, 04/26/16 (A)	10,000	10,000
Toronto-Dominion Bank
0.463%, 01/04/16 (A) (B)	8,000	8,000
0.450%, 04/08/16 (A)	13,000	13,000
0.450%, 04/19/16 (A)	15,000	15,000
0.690%, 06/02/16 (A)	3,490	3,490
Toyota Motor Credit
0.592%, 01/26/16 (A) (B)	11,750	11,750
0.592%, 01/28/16 (A) (B)	10,500	10,500
Wells Fargo Bank
0.520%, 01/01/16 (A) (B)	10,000	10,000
0.446%, 01/08/16 (A) (B)	9,500	9,500
0.416%, 01/08/16 (A) (B)	1,334	1,334
0.592%, 01/25/16 (A) (B)	8,000	8,000
0.504%, 06/01/16 (A) (B)	7,000	7,000
0.691%, 06/17/16 (A) (B)	6,000	6,000
Westpac Banking
0.404%, 01/03/16 (A) (B)	5,000	5,000
Westpac Securities NZ
0.446%, 01/08/16 (A) (B) (C)	1,326	1,326

Total Certificates of Deposit (Cost $469,824) ($ Thousands)		469,824

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER — 26.7%
Albion Capital
0.400%, 01/06/16 (A) (C) (D)	$6,731	$6,731
0.420%, 02/16/16 (A) (C) (D)	2,493	2,492
ANZ New Zealand International
0.514%, 01/05/16 (A) (B) (D)	10,000	10,000
0.521%, 06/07/16 (A) (B) (C) (D)	10,000	10,000
ASB Finance
0.507%, 01/07/16 (A) (B) (D)	5,299	5,299
0.757%, 01/21/16 (A) (B) (C) (D)	4,600	4,600
0.421%, 02/22/16 (A) (C) (D)	3,551	3,549
Bank of Nova Scotia
0.491%, 05/12/16 (A) (C) (D)	8,465	8,450
BNZ International Funding
0.351%, 02/02/16 (A) (C) (D)	4,392	4,391
CAFCO
0.611%, 03/21/16 (A) (C) (D)	2,840	2,836
Caisse Centrale Desjardins
0.380%, 01/06/16 (A) (C) (D)	5,932	5,932
0.500%, 02/11/16 (A) (C) (D)	4,982	4,979
Chariot Funding
0.461%, 02/01/16 (A) (C) (D)	11,000	10,996
Charta
0.501%, 02/26/16 (A) (C) (D)	13,000	12,990
Ciesco
0.401%, 02/16/16 (A) (C) (D)	1,755	1,754
Coca-Cola
0.401%, 01/19/16 (A) (C) (D)	6,218	6,217
Danaher
0.330%, 01/04/16 (A) (C) (D)	12,202	12,202
Gotham Funding
0.470%, 01/20/16 (A) (C) (D)	642	642
JPMorgan Securities
0.569%, 01/07/16 (A) (B) (D)	3,900	3,900
0.487%, 01/09/16 (A) (B) (C) (D)	2,360	2,360
0.501%, 03/18/16 (A) (D)	5,000	4,995
Liberty Street Funding
0.511%, 03/01/16 (A) (C) (D)	9,200	9,192
0.591%, 03/08/16 (A) (C) (D)	5,026	5,021
0.651%, 03/14/16 (A) (C) (D)	1,551	1,549
0.651%, 03/15/16 (A) (C) (D)	6,194	6,186
0.451%, 04/04/16 (A) (C) (D)	13,000	12,985
0.471%, 04/18/16 (A) (C) (D)	13,250	13,231
Manhattan Asset Funding
0.330%, 01/12/16 (A) (C) (D)	452	452
0.310%, 01/13/16 (A) (C) (D)	12,250	12,249
0.310%, 01/14/16 (A) (C) (D)	3,750	3,749
0.641%, 03/11/16 (A) (C) (D)	20,000	19,975
0.671%, 03/17/16 (A) (C) (D)	1,559	1,557
MetLife Short Term Funding
0.230%, 01/04/16 (A) (C) (D)	3,582	3,582
0.601%, 03/07/16 (A) (C) (D)	4,587	4,582

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.591%, 03/08/16 (A) (C) (D)	$7,036	$7,028
0.601%, 03/15/16 (A) (C) (D)	7,033	7,024
0.601%, 03/16/16 (A) (C) (D)	6,450	6,442
0.601%, 03/17/16 (A) (C) (D)	9,198	9,186
0.601%, 03/18/16 (A) (C) (D)	7,200	7,191
National Australia Bank
0.651%, 03/18/16 (A) (C) (D)	6,123	6,114
0.681%, 06/17/16 (A) (B) (C) (D)	2,000	2,000
Old Line Funding
0.521%, 02/25/16 (A) (D)	11,000	10,991
0.381%, 02/25/16 (A) (C) (D)	3,660	3,658
0.601%, 03/14/16 (A) (D)	2,886	2,882
0.481%, 03/16/16 (A) (C) (D)	4,425	4,420
0.471%, 04/01/16 (A) (C) (D)	4,500	4,495
0.481%, 04/05/16 (A) (C) (D)	1,562	1,560
Thunder Bay Funding
0.461%, 01/22/16 (A) (C) (D)	1,528	1,528
0.481%, 03/09/16 (A) (C) (D)	3,579	3,576
Toyota Credit Canada
0.431%, 02/26/16 (A) (D)	2,440	2,438
Toyota Motor Credit
0.411%, 03/02/16 (A) (D)	11,392	11,384
0.431%, 04/27/16 (A) (D)	9,850	9,836
0.631%, 06/15/16 (A) (B) (D)	6,035	6,035
Victory Receivables
0.500%, 01/27/16 (A) (C) (D)	7,452	7,449
0.480%, 02/02/16 (A) (C) (D)	3,987	3,985
Westpac Banking
0.461%, 05/05/16 (A) (C) (D)	8,000	7,987
Working Capital Management
0.380%, 01/05/16 (A) (C) (D)	2,672	2,672
0.490%, 01/19/16 (A) (C) (D)	3,585	3,584
0.496%, 01/21/16 (A) (C) (D)	32,319	32,310

Total Commercial Paper
(Cost $385,400) ($ Thousands)		385,400

TIME DEPOSITS — 13.0%
Australia & New Zealand Banking Group
0.190%, 01/04/16	39,000	39,000
Canadian Imperial Bank
0.150%, 01/04/16	27,217	27,217
Citigroup
0.180%, 01/04/16	6,987	6,987
Llyods TSB Bank
0.260%, 01/04/16	15,245	15,245
Skandinaviska Enskilda Banken
0.150%, 01/04/16	29,692	29,692
Swedbank
0.150%, 01/04/16	70,000	70,000

Total Time Deposits (Cost $188,141) ($ Thousands)		188,141

2	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 4.4%
Bank of Montreal IL
0.487%, 01/14/16 (B)	$5,000	$5,000
Bank of Nova Scotia
0.580%, 01/01/16 (B)	5,000	5,000
0.570%, 01/01/16 (B)	10,000	10,000
0.560%, 01/01/16 (B)	8,000	8,000
0.560%, 01/01/16 (B)	5,000	5,000
Nordea Bank
0.875%, 05/13/16 (C)	1,200	1,201
Royal Bank of Canada
0.414%, 01/01/16 (B)	5,000	5,000
Sumitomo Mitsui Banking
0.610%, 01/01/16 (B)	1,000	1,000
Toronto-Dominion Bank
0.419%, 01/07/16 (B)	11,600	11,600
Wells Fargo Bank
0.570%, 01/01/16 (B)	4,500	4,500
0.570%, 01/01/16 (B)	4,000	4,000
0.550%, 01/01/16 (B)	4,000	4,000

Total Corporate Obligations (Cost $64,301) ($ Thousands)		64,301

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB
0.321%, 01/11/16 (B)	7,810	7,811
0.340%, 01/16/16 (B)	10,000	10,000
0.467%, 01/24/16 (B)	2,250	2,250

Total U.S. Government Agency Obligations (Cost $20,061) ($ Thousands)		20,061

MUNICIPAL BONDS — 0.3%

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.390%, 01/07/16 (B)	480	480

Minnesota — 0.1%
Minnesota State, Office of Higher Education, Ser A, RB
0.400%, 01/07/16 (B)	1,780	1,780

New Jersey — 0.1%
North Hudson Sewerage Authority, RB
0.380%, 01/07/16 (B)	665	665

New York — 0.0%
New York State, Housing Finance Agency, RB
0.350%, 01/06/16 (B)	440	440

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.380%, 01/02/16 (B)	$135	$135
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.380%, 01/07/16 (B)	260	260

		395

Total Municipal Bonds (Cost $3,760) ($ Thousands)		3,760

REPURCHASE AGREEMENTS — 18.9%
Goldman Sachs 0.320%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $58,252,071 (collateralized by various FNMA and FMAC obligations, ranging in par value $1,000 - 71,573,376, 3.000% - 6.000%, 06/01/18 - 08/01/45; with total market value $59,417,113) (E)	58,250	58,250
Mitsubishi 0.280%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $58,251,812 (collateralized by various FMAC and GNMA obligations, ranging in par value $1,000 - $9,523,296, 3.110% - 4.500%, 03/01/30 - 03/01/44; with total market value $59,416,849 (E)	58,250	58,250
Mizuho Securities 0.190%, dated 12/01/15, to be repurchased on 09/09/49, repurchase price $13,610,032 (collateralized by U.S. Treasury Notes, par value $12,705,800, 0.1250%, 04/15/18, with total market value of $13,032,725) (E)	12,777	12,777
RBC Capital Markets 0.370%, dated 12/30/15, to be repurchased on 01/06/16, repurchase price $8,420,606 (collateralized by various corporate obligations*, ranging in par value $3,000 - $1,828,000, 0.814% - 10.179%, 03/22/16 - 10/15/25, with total market value of $8,814,823) (E)	8,420	8,420

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

December 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Capital Markets 0.280%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $58,251,812 (collateralized by various FNMA, FMAC, and GNMA obligations, ranging in par value $1,000 - 75,394,384, 0% - 4.000%, 04/01/36 - 12/01/45; with total market value $59,416,849) (E)	$58,250	$58,250
TD Securities 0.360%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $5,102,204 (collateralized by FNMA and U.S. Treasury Notes, ranging in par value $100,100 - $4,914,884, 0.000% - 4.000%, 06/23/16 - 07/01/45, with total market value of $5,204,274) (E)	5,102	5,102
Wells Fargo 0.480% dated 12/28/15, to be repurchased on 01/04/16, repurchase price $4,033,476 (collateralized by corporate obligations*, par value $4,234,000, 1.850%, 11/24/17, with total market value of $4,235,234) (E)	4,033	4,033
Wells Fargo 0.350%, dated 12/29/15, to be repurchased on 01/05/16, repurchase price $9,946,677 (collateralized by various FNMA obligations, ranging in par value $3,796,073 - $6,024,167, 3.500%, 11/01/45 - 12/01/45; with total market value of $10,145,513) (E)	9,946	9,946
Wells Fargo 0.350%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $58,252,265 (collateralized by various FNMA obligations, ranging in par value $10,142,023 - $12,300,474, 3.500%, 10/01/45 - 01/01/46; with total market value of $59,417,311) (E)	58,250	58,250

Total Repurchase Agreements (Cost $273,278) ($ Thousands)		273,278

Total Investments — 97.2% (Cost $1,404,765) ($ Thousands)		$1,404,765

*	A summary of the corporate obligations us ed to collateralize repurchase agreements entered into by the Fund at December 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC	Aetna INC New	3.500%	10/15/24	$1,828
	Bank of Montreal	1.950	01/30/17	250
	Barclays Bank PLC	10.179	06/12/21	80
	Bellsouth Corp	4.821	04/26/21	250
	Cantor Fitzgerald	6.500	06/17/22	248
	Capital One BK USA ASSN	2.300	06/05/19	875
	Credit Suisse GRP FDG Guernsey	2.750	03/26/20	1,516
	Credit Suisse GRP FDG Guernsey	3.125	12/10/20	106
	Gilead Sciences INC	2.550	09/01/20	74
	Goldman Sachs Group Inc Mtn Be	1.036	03/22/16	26
	Goldman Sachs Group Inc Mtn Be	2.012	11/29/23	3
	Hewlett Packard Enterprise CO	4.900	10/15/25	31
	Hyundai Cap Amer Inc	3.000	10/30/20	47
	Macquarie Grp Ltd	3.000	12/03/18	919
	McDonalds Corp Med Term	2.750	12/09/20	208
	Merck & CO Inc	3.875	01/15/21	30
	Scottrade Finl Svcs Inc	6.125	07/11/21	443
	Verizon Communications Inc	2.252	09/14/18	605
	Walgreens Boots Alliance Inc	0.814	05/18/16	5
	XL Group PLC	5.750	10/01/21	176
Wells Fargo	Citigroup INC	1.850	10/24/17	4,234

Percentages are based on Net Assets of $1,444,984 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on December 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Tri-Party Repurchase Agreement

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

4	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015

Statement of Assets and Liabilities ($ Thousands) (Unaudited)

As of December 31, 2015

Prime Obligation Fund
ASSETS:
Investments, at value (Cost $1,131,487)	$1,131,487
Repurchase agreements, at value (Cost $273,278)	273,278
Cash	40,511
Accrued income	263
Prepaid expenses	20
Total Assets	1,445,559
LIABILITIES:
Payable due to administrator	326
Payable due to investment adviser	51
Trustees’ fees payable	4
Chief Compliance Officer fees payable	2
Accrued expenses	192
Total Liabilities	575
Net Assets	$1,444,984
NET ASSETS CONSIST OF:
Paid-in Capital	$1,444,987
Distributions in excess of net investment income	(5)
Accumulated net realized gain on investments	2
Net Assets	$1,444,984
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00
($1,444,984,050 ÷ 1,444,987,248 shares)

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015	5

Statement of Operations ($ Thousands)

For the six months ended December 31, 2015 (Unaudited)

Prime Obligation Fund
Investment Income:
Interest Income	$1,740
Expenses:
Administration Fees	1,921
Shareholder Servicing Fees — Class A	1,595
Investment Advisory Fees	276
Trustees’ Fees	9
Chief Compliance Officer Fees	3
Printing Fees	141
Professional Fees	33
Custodian/Wire Agent Fees	33
Other Expenses	18
Registration Fees	17
Total Expenses	4,046
Less, Waiver of:
Administration Fees	(775)
Shareholder Servicing Fees — Class A	(1,595)
Net Expenses	1,676
Net Investment Income	64
Net Increase in Net Assets Resulting from Operations	$64

The accompanying notes are an integral part of the financial statements.

6	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015

Statements of Changes in Net Assets ($ Thousands)

For the six months ended December 31, 2015 (Unaudited) and the year ended June 30, 2015

	Prime Obligation Fund
	7/1/15 - 12/31/15	7/1/14 - 6/30/15
Operations:
Net Investment Income	$64	$113
Net Increase in Net Assets Resulting from Operations	64	113
Dividends From:
Net Investment Income:
Class A	(64)	(113)
Total Dividends	(64)	(113)
Capital Share Transactions (all at $1.00 per share)
Class A:
Proceeds from Shares Issued	5,385,980	8,010,610
Reinvestment of Dividends	64	111
Cost of Shares Redeemed	(5,083,509)	(7,964,288)
Net Increase in Net Assets Derived from Capital Shares Transactions	302,535	46,433
Net Increase in Net Assets	302,535	46,433
Net Assets:
Beginning of Period	1,142,449	1,096,016
End of Period	$1,444,984	$1,142,449
Distributions in Excess of Net Investment Income	$(5)	$(5)

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015	7

Financial Highlights

For the six months ended December 31, 2015 (unaudited) and for the years ended June 30

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A:
2015@	$1.00	$—	(2)	$—		$—	(2)	$—	(2)	$—		$1.00	0.01%	$1,444,984	0.26	%*	0.63%	0.01%
2015	1.00	—	(2)	—	(2)	—	(2)	—		—		1.00	0.01	1,142,449	0.18	*	0.67	0.01
2014	1.00	—	(2)	—	(2)	—	(2)	—		—		1.00	0.01	1,096,016	0.17	*	0.75	0.01
2013	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	1.00	0.01	1,034,769	0.24	*	0.76	0.01
2012	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		1.00	0.01	886,342	0.25	*	0.77	0.01
2011	1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		1.00	0.01	904,457	0.31	*	0.77	0.01

*	The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers been excluded, the ratio would have been at the expense cap figure of 0.44%. See Note 3 of the Notes to Financial Statements.
(1)	Per share calculations were performed using average shares.
(2)	Amount represents less than $0.01 per share.
@	For the six month period ended December 31, 2015. All ratios have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

8	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015

Notes to Financial Statements (Unaudited)

December 31, 2015

1. ORGANIZATION

SEI Liquid Asset Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the “Fund”). The Trust is registered to offer Class A shares of the Fund. A description of the Fund’s investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six-month period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of December 31, 2015, all of the Fund’s investments are Level 2. During the six-month period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

For the six-month period ended December 31, 2015, there have been no significant changes to the fair valuation methodologies.

Illiquid Securities — To the extent consistent with its investment objective and strategies, the Fund may invest in illiquid securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At December 31, 2015, the Fund did not own any illiquid securities.

Restricted Securities — Through out the year, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At December 31, 2015, the Fund did not own any restricted securities.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Fund may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the agreements and the Trust’s policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. At December 31, 2015, the Fund

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015	9

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2015

held Repurchase Agreements in the amount of $273,278 ($ Thousands). Please refer to the Schedule of Investments for more information.

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Trust’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement.

BofA Advisors, LLC (“BofA”), serves as sub-advisor to the Fund under an investment sub-advisory agreement. BofA is paid by SIMC. SIMC compensates BofA out of the fee it receives from the Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services for an annual fee, which is calculated daily and paid monthly, of 0.30% of the average daily net assets of the Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the “Class A Plan”) pursuant to which a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

The Administrator has contractually agreed to waive its administration fees and/or to reimburse expenses of the Fund as necessary to keep total operating expenses (excluding interest, taxes and certainnon-routine expenses, and net of SIMC and (the Distributor’s) fee) of the Fund from exceeding an annual rate of 0.44%.

The Adviser and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.

The waivers by the Adviser, Administrator and/or Distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses. The waivers are voluntarily and the Fund’s Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

In addition, the Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets. For the six-month period ended December 31, 2015, the amount of this waiver totaled $775 ($ Thousands).

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for the Fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Expense Limitations
Class A	0.075	%(1)	0.30%	0.25%	0.44%

(1)	The Adviser receives an annual fee equal to 0.075% of the Trust’s average daily net assets up to $500 million and 0.02% of such net assets in excess of $500 million.

Other — Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator, the Distributor or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or the Distributor.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s adviser, sub-advisors and service providers as required by Securities Exchange Commission (“SEC”) regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future open ended investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest

10	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015

to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended December 31, 2015, the Trust loaned funds from the Fund to the SEI Funds. The amount of lending was $60 ($ Thousands) and the interest received on the lending and the corresponding interest rate were $1 ($ Thousands) and 0.22%-0.38%, respectively. The average amount of lending during the six-month period ended December 31, 2015 was $20 ($ Thousands). The Trust had no outstanding loans under the interfund lending agreement at December 31, 2015.

4. FEDERAL INCOME TAXES

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2014 and June 30, 2015 were as follows ($ Thousands):

Ordinary Income
2015	$113
2014	$108

As of June 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$6
Other Temporary Differences	(9)

Total Distributable Earnings	$(3)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements.

5. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

6. REGULATORY MATTERS

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015	11

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund — Class A
Actual Fund Return	$1,000.00	$1,000.10	0.26%	$1.31
Hypothetical 5% Return	1,000.00	1,023.83	0.26	1.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

12	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2015

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-103 (12/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: March 8, 2016